COMMITMENTS AND CONTINGENCY	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10.	COMMITMENTS AND CONTINGENCY

Leases

The lease commitments are for office premises and a warehouse facility, all of which are classified as operating leases. These non-cancelable leases have lease terms expiring through December 2014. Approximate future minimum lease payments under these leases at June 30, 2013, are $78,842 for the six months ending June 30, 2013 and $47,759 for the twelve months ending December 31, 2014.

Rent expense for the six months ended June 30, 2013 and 2012 was $59,322 and $43,467, respectively.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have a one year employment contract renewable on an annual basis.

Contingency

The Labor Contract Law of the People’s Republic of China, requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $317,879 and $269,656 as of June 30, 2013 and December 31, 2012, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.